COLUMBIA FUNDS SERIES TRUST I
                      Registration Nos. 2-99356; 811-04367

                             CERTIFICATE PURSUANT TO
                              17 C.F.R. 230.497(j)


     The undersigned hereby certifies on behalf of Columbia Funds Series Trust I (the "Trust") that the forms of Prospectuses and Statements of Additional Information for the series of the Trust identified on Schedule I that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 75 under the 1933 Act and Amendment No. 76 under the 1940 Act, the text of which was filed electronically on July 29, 2008.

     IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 5th day of August, 2008.


                                                  COLUMBIA FUNDS SERIES TRUST I



                                                   /s/ Peter T. Fariel
                                                  _____________________________
                                                     Peter T. Fariel
                                                     Assistant Secretary




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                                   Schedule I



Columbia World Equity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia U.S. Treasury Index Fund